Commitments, contingencies and guarantees - Maturity information on derivative contracts and standby letters of credit and other guarantees (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2024	Mar. 31, 2024
Derivative contracts [Member]
Guarantees [Line Items]
Carrying value	[1],[2]	¥ 10,113,360	¥ 11,286,872
Maximum potential payout /Notional	[1],[2]	567,680,462	613,663,415
Derivative contracts [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		139,096,343
Derivative contracts [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		206,106,027
Derivative contracts [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		45,013,686
Derivative contracts [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		177,464,406
Standby letters of credit and other guarantees [Member]
Guarantees [Line Items]
Carrying value	[3]
Maximum potential payout /Notional	[3]	4,751,427	¥ 3,561,640
Standby letters of credit and other guarantees [Member] | Less than 1 year [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		4,713,119
Standby letters of credit and other guarantees [Member] | 1 to 3 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		21,074
Standby letters of credit and other guarantees [Member] | 3 to 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		17,225
Standby letters of credit and other guarantees [Member] | More than 5 years [Member]
Guarantees [Line Items]
Maximum potential payout /Notional		¥ 9

[1]	Credit derivatives are disclosed in Note 3. “Derivative instruments and hedging activities” and are excluded from above.
[2]	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.
[3]	Primarily related to a certain sponsored repo program where Nomura guarantees to a third party clearing house in relation to its clients’ payment obligations. Our credit exposures under this guarantee are minimized by obtaining collateral from clients at amount approximately the maximum potential payout under the guarantee.